CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Operating activities:
Net loss	¥ (127,081)	$ (19,596)	¥ (102,842)	¥ (65,653)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,279	1,277	10,612	13,796
(Gain)/loss on disposal of plant and equipment	(3,642)	(562)	418	914
Gain on disposal of land use right	(6,426)	(991)	0	0
Loss (gain) on termination of business disposal	(106)	(16)	(178)	0
Allowance for doubtful account	401	62	189	0
Allowance for due from related parties	3,789	584	28,340	0
Allowance for due from related party-noncurrent	40,540	6,251	0	0
Recovery on receivables	(189)	(29)	0	0
Impairment on intangible assets	87	13	0	0
Impairment on long-term equity investment	5,957	919	5,994	0
Impairment on land use rights	7,600	1,172		2,704
Impairment on plant and equipment	60,652	9,352	24,012	4,213
Impairment on right of use assets			1,375	0
Inventory write off	7,976	1,230	8,104	5,973
Non-cash interest expense (interest accretion)	0	0	0	0
Share-based compensation expense	10,952	1,688	13,161	12,188
Changes in operating assets and liabilities:
Accounts receivable	3,040	469	(1,828)	(1,481)
Due from related parties	(10,663)	(1,644)	(16,755)	101,216
Advances to suppliers	(4,616)	(712)	(1,935)	650
Inventories	1,414	218	6,855	47,447
Other current assets	(2,178)	(336)	1,276	(1,341)
Operating lease right-of-use assets, net			(3,879)	0
Other assets	14	2	2,296	(1,191)
Accounts payable	(427)	(66)	(87)	1,768
Due to growers			(566)	(724)
Due to related parties	1,588	245	(4,698)	(251,099)
Advances from customers	(18,847)	(2,907)	12,446	38,675
Income tax payable	(28)	(4)	280	656
Lease liabilities	(119)	(18)	3,230	0
Other long-term liabilities	(7,357)	(1,134)	(5,711)	7,507
Other payables and accrued expenses	4,313	665	11,572	26,356
Net cash used in operating activities	(25,077)	(3,868)	(5,615)	(60,130)
Investing activities:
Purchase of plant and equipment	(715)	(110)	0	0
Proceeds from disposal of plant and equipment and land use right	(1,000)	(154)	3	0
Due from related party-noncurrent	1,706	263	(42,246)	0
Cash from termination of second closing of disposal of commercial seed business (note 4)	(1,200)	(185)	0	0
Net cash used in investing activities	(1,209)	(186)	(42,243)	0
Financing activities:
Repayment from due to related parties	2,200	339	(11,454)	0
Proceeds from exercise of stock options	472	73	0	0
Proceeds from issuance of common stock	17,166	2,647	16,223	53,599
Proceeds from non-controlling interest capital contribution	0	0	2,100	9,379
Repayment of short-term borrowings	0	0	0	0
Proceeds from long-term borrowings	0	0	137,660	0
Repayment of long-term borrowings	0	0	(78,611)	0
Net cash provided by financing activities	19,838	3,059	65,918	62,978
Net increase(decrease) in cash and cash equivalents	(6,448)	(995)	18,060	2,848
Cash and cash equivalents, beginning of year	22,482	3,467	3,198	1,990
Effect of exchange rate changes on cash and cash equivalents	(816)	(126)	1,371	(1,640)
Restricted cash	133	21	147	0
Cash and cash equivalents, end of the year	15,351	2,367	22,482	3,198
Supplemental disclosures of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	0	0	366	4,680
Supplemental disclosure of non-cash financing activities:
Sale of equipment in repayment of due to related parties	¥ 0	$ 0	¥ 0	¥ 5,600